Note 22 - Segmented Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 2,772,415	$ 2,407,410
Total long-lived assets	1,362,254	1,275,509
UNITED STATES
Revenues	2,441,025	2,184,789
Total long-lived assets	1,072,466	1,022,721
CANADA
Revenues	331,390	222,621
Total long-lived assets	$ 289,788	$ 252,788